MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        January 28, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust V (File Nos. 2-38613 and 811-2031), on Behalf of MFS(R)Total Return Fund, MFS(R) Research Fund and MFS(R) International New Discovery Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated January 1, 2003 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on December 23, 2002, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000768).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trust